STOCK-BASED COMPENSATION - Stock option activity (Details) - ¥ / shares				12 Months Ended
	Aug. 09, 2024	Mar. 01, 2024	May 22, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
STOCK-BASED COMPENSATION
Number of options granted	390,000	20,000	38,000
Tranche 15
STOCK-BASED COMPENSATION
Grant date				Jan. 03, 2017
Options outstanding				0	0	14,000
Number of options granted				0	0	0
Options exercised				0	0	0
Options cancelled/expired				0	0	(14,000)
Options outstanding				0	0	0
Options vested and exercisable				0	0	0
Weighted average fair value at the grant date (USD)				¥ 1.1
Tranche 16
STOCK-BASED COMPENSATION
Grant date				Oct. 02, 2017
Options outstanding				0	0	0
Number of options granted				0	0	0
Options exercised				0	0	0
Options cancelled/expired				0	0	0
Options outstanding				0	0	0
Options vested and exercisable				0	0	0
Weighted average fair value at the grant date (USD)				¥ 7.7
Tranche 17
STOCK-BASED COMPENSATION
Grant date				Dec. 22, 2017
Options outstanding				0	0	0
Number of options granted				0	0	0
Options exercised				0	0	0
Options cancelled/expired				0	0	0
Options outstanding				0	0	0
Options vested and exercisable				0	0	0
Weighted average fair value at the grant date (USD)				¥ 4.4
Tranche 18
STOCK-BASED COMPENSATION
Grant date				Jan. 02, 2018
Options outstanding				0	0	19,000
Number of options granted				0	0	0
Options exercised				0	0	0
Options cancelled/expired				0	0	(19,000)
Options outstanding				0	0	0
Options vested and exercisable				0	0	0
Weighted average fair value at the grant date (USD)				¥ 5.1
Tranche 19
STOCK-BASED COMPENSATION
Grant date				Mar. 01, 2018
Options outstanding				4,000	4,000	20,000
Number of options granted				0	0	0
Options exercised				0	0	(10,503)
Options cancelled/expired				0	0	(5,497)
Options outstanding				4,000	4,000	4,000
Options vested and exercisable				4,000	4,000	4,000
Weighted average fair value at the grant date (USD)				¥ 5.1
Tranche 20
STOCK-BASED COMPENSATION
Grant date				Jan. 02, 2019
Options outstanding				0	36,000	36,000
Number of options granted				0	0	0
Options exercised				0	0	0
Options cancelled/expired				0	(36,000)	0
Options outstanding				0	0	36,000
Options vested and exercisable				0	0	36,000
Weighted average fair value at the grant date (USD)				¥ 4
Tranche 21
STOCK-BASED COMPENSATION
Grant date				Jan. 02, 2020
Options outstanding				38,000	38,000	38,000
Number of options granted				0	0	0
Options exercised				0	0	0
Options cancelled/expired				(38,000)	0	0
Options outstanding				0	38,000	38,000
Options vested and exercisable				0	38,000	38,000
Weighted average fair value at the grant date (USD)				¥ 2.5
Tranche 22
STOCK-BASED COMPENSATION
Grant date				Apr. 14, 2021
Options outstanding				107,000	108,700	123,560
Number of options granted				1,000	0	0
Options exercised					0	0
Options cancelled/expired				(50,000)	(1,700)	(14,860)
Options outstanding				58,000	107,000	108,700
Options vested and exercisable				58,000	107,000	108,700
Weighted average fair value at the grant date (USD)				¥ 12.5
Tranche 23
STOCK-BASED COMPENSATION
Grant date				Jan. 03, 2022
Options outstanding				38,000	38,000	40,000
Number of options granted				0	0	0
Options exercised				0	0	0
Options cancelled/expired					0	(2,000)
Options outstanding				38,000	38,000	38,000
Options vested and exercisable				38,000	38,000	38,000
Weighted average fair value at the grant date (USD)				¥ 5.4
Tranche 24
STOCK-BASED COMPENSATION
Grant date				May 22, 2023
Options outstanding				36,000	36,000	0
Number of options granted				0	0	36,000
Options exercised				0	0	0
Options cancelled/expired				(10,000)	0	0
Options outstanding				26,000	36,000	36,000
Options vested and exercisable				26,000	36,000	36,000
Weighted average fair value at the grant date (USD)				¥ 4.6
Tranche 25
STOCK-BASED COMPENSATION
Grant date				Mar. 01, 2024
Options outstanding				20,000	0	0
Number of options granted				0	20,000	0
Options exercised				0	0	0
Options cancelled/expired				0	0	0
Options outstanding				20,000	20,000	0
Options vested and exercisable				20,000	20,000	0
Weighted average fair value at the grant date (USD)				¥ 2.1
Tranche 26
STOCK-BASED COMPENSATION
Grant date				Aug. 09, 2024
Options outstanding				0	0	0
Number of options granted				390,000	0	0
Options exercised				0	0	0
Options cancelled/expired				0	0	0
Options outstanding				390,000	0	0
Options vested and exercisable				390,000	0	0
Weighted average fair value at the grant date (USD)				¥ 2.4